Taxes - Schedule of Net Operating Loss Carry Forward (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Net Operating Loss Carry Forward [Abstract]
Right of use assets	$ 72,003	$ 100,579
Total deferred tax liabilities	72,003	100,579
Total deferred tax assets, net